Average Annual Total Returns - L Shares - JPMorgan Mid Cap Value Fund	Class L Past 1 Year	Class L Past 5 Years	Class L Past 10 Years	Class L Return After Taxes on Distributions Past 1 Year	Class L Return After Taxes on Distributions Past 5 Years	Class L Return After Taxes on Distributions Past 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	0.41%	7.92%	10.36%	(1.34%)	6.43%	9.02%	1.46%	6.11%	8.35%	4.96%	9.73%	10.49%